Prepaid Expenses and Other Receivables (Details) - Schedule of Prepaid Expenses and Other Receivables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses and Other Receivables [Abstract]
Receivable from related parties (see Note 16)	$ 1,213	$ 1,254
Prepaid expenses and advances to service providers	668	1,015
Receivable from government agencies	390	219
Office space sublease receivable	90
Other receivables	265	120
Total	$ 2,626	$ 2,608